Schedule of Weighted Average Fair Values and Assumptions Used (Detail) (Employee Stock Option, USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 14.95	$ 11.76
Assumptions:
Expected volatility	33.00%	42.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.54%	0.76%
Expected life	5 years	5 years